Property and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 167,780	$ 23,631	¥ 226,086	¥ 225,310